Revenue - Additional Information (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Concentration [Abstract]
Unredeemed loyalty program rewards	$ 300		$ 400	$ 200
Revenue	10,830	$ 12,226	$ 42,590	$ 15,577
Shipping costs
Revenue Concentration [Abstract]
Revenue	$ 500	$ 400